Commitments and contingencies (Narrative) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Peru [Member]
Statement [Line Items]
Capital commitments	$ 86,044
Canada [Member]
Statement [Line Items]
Capital commitments	25,793
Canada [Member] | Amounts which cannot be terminated [Member]
Statement [Line Items]
Capital commitments	2,556
Rosemont project in Arizona [Member]
Statement [Line Items]
Capital commitments	162,412
Rosemont project in Arizona [Member] | Amounts which cannot be terminated [Member]
Statement [Line Items]
Capital commitments	$ 78,646